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West Loop Realty Fund
West Loop Realty Fund
Investment Objective
The investment objective of the West Loop Realty Fund (the “Fund”) is to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 36 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - West Loop Realty Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - West Loop Realty Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Other expenses	[1]	0.94%	0.94%	0.94%	0.94%
Shareholder service fee		0.08%	0.08%	0.08%	0.08%
All other expenses		0.86%	0.86%	0.86%	0.86%
Total annual fund operating expenses		2.04%	2.79%	2.04%	1.79%
Fees waived and/or expenses reimbursed	[2]	(0.69%)	(0.69%)	(0.69%)	(0.69%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	1.35%	2.10%	1.35%	1.10%
[1]	Other expenses for Class A, Class C and Institutional Class shares have been restated to reflect current fees. Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares, and Institutional Class Shares, respectively. Class T Shares are not currently available for purchase. This agreement is in effect through April 30, 2025, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - West Loop Realty Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	705	1,115	1,550	2,756
Class C Shares	313	800	1,413	3,069
Class T Shares	384	809	1,259	2,506
Institutional Class Shares	112	496	905	2,048

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
West Loop Realty Fund | Class C Shares | USD ($)	213	800	1,413	3,069

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing equity securities, including common stocks, preferred stocks, convertible securities, rights, and warrants, of publicly traded companies participating in the real estate sector, such as Real Estate Investment Trusts (“REITs”). The Fund’s sub-advisor, Chilton Capital Management LLC (“Chilton” or the “Sub-Advisor”), considers a company to be participating in the real estate sector if, at the time of investment, the company (i) derived at least 50% of its total revenues during its most recent completed fiscal year from the ownership, construction, development, financing, management, renting, leasing or sale of, or (ii) has at least 50% of its assets invested in commercial, industrial or residential real estate. The Sub-Advisor considers a company to be publicly traded if the company’s equity securities are traded on a stock exchange or an over-the-counter market.

While the number of its holdings may vary based upon market conditions and other factors, the Fund expects to invest in a focused portfolio of approximately 20 to 35 investments in REITs and other companies participating in the real estate sector, diversified by property type, geographic location and issuer strategy, in an attempt to maximize projected risk-adjusted returns. The Fund’s portfolio companies may be of any size market capitalization, including small- and mid-capitalization companies. The Fund’s strategy is long-only. The Fund’s portfolio will be allocated across three sub-strategies:

Strategy	Definition	Approximate Range
Core	Companies with superior balance sheets, established track records, and moderate growth	40 – 70%
Value-Add	Companies with moderate operating leverage, established track records, and high growth, both internal and external	20 – 50%
Opportunistic	Companies with high operating leverage, unproven or shorter track records, and high growth, both internal and external	0 – 25%

The Sub-Advisor’s research process of each investment opportunity begins with fundamental, bottom-up analysis of the security. The process includes estimations of net asset value, review and projections of earnings (“funds from operations” for REITs), balance sheet analyses, and company specific ratio comparisons by type of property, geographic location and peer group. Qualitative factors are also evaluated by the Sub-Advisor and include, as applicable, property visits, REIT management meetings, tenant credit quality, and tenant diversification.

The Sub-Advisor will generally sell all or a portion of a position of the Fund’s portfolio holding when, in the Sub-Advisor’s opinion, the investment hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or the Sub-Advisor identifies a more attractive investment opportunity.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

The Fund may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that the Sub-Advisor determines to be of comparable credit quality.

REITs

A majority of the Fund’s total assets will be invested in equity REITs. REITs are publicly traded corporations or trusts that own interests in residential or commercial real estate and land or in real estate related loans or other interests. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation. REIT property types include apartments, regional malls, shopping centers, lodging, office, industrial, self-storage, data centers, and a variety of health care related facilities. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders (other than net capital gains for each taxable year).

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at net asset value per share (“NAV”)

Institutional Class Shares
Highest Calendar Quarter Return at NAV	16.80%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(17.66)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2024, was (2.63)%.

Average Annual Total Returns (for Periods Ended December 31, 2023)
Average Annual Returns - West Loop Realty Fund	Label	1 Year		5 Years		10 Years
Institutional Class Shares	Institutional Class – Return Before Taxes	13.31%		8.12%		7.86%
Institutional Class Shares | After Taxes on Distributions	Institutional Class – Return After Taxes on Distributions	12.66%	[1]	6.59%	[1]	6.55%	[1]
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares	Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	8.30%	[1]	6.34%	[1]	6.11%	[1]
Class A Shares	Class A Shares – Return Before Taxes	6.56%		6.60%		6.96%
Class C Shares	Class C Shares – Return Before Taxes	11.17%		7.05%		6.79%
MSCI US REIT Index (Reflects No Deductions for Fees, Expenses or Taxes)	MSCI US REIT Index (Reflects No Deductions for Fees, Expenses or Taxes)	13.74%		7.40%		7.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.